Time Charters Acquired (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Fair value of the favorable time charter acquired	$ 20,000
Amortization of Intangible Assets	218	$ 0	$ 0
Finite Lived Intangible Assets Net	$ 19,782	$ 0
Lena River
Finite-Lived Intangible Assets [Line Items]
Time charter contract, remaining term	2 years 9 months 18 days
Amortization of Intangible Assets	$ 218